Kathleen L. Werner
Partner

DIRECT TEL +1 212 878 8526
Kathleen.Werner@cliffordchance.com

February 22, 2007

VIA EDGAR

Securities and Exchange Commission
Division of Corporation Finance
100 F Street, N.E
Washington, D.C. 20549

     Re: Corporate Property Associates 17 — Global Incorporated
            Registration Statement on Form S-11

Ladies and Gentlemen :

     On behalf of Corporate Property Associates 17 — Global Incorporated, we submit the company’s Registration Statement on Form S-11 relating to the proposed offering from time to time of common stock for a maximum aggregate offering price of up to $2,500,000,000, including up to $500,000,000 of common stock issuable pursuant to a distribution reinvestment and stock purchase plan.

     If you have any questions or comments regarding this filing, please do not hesitate to call me at (212) 878-8526.

Very truly yours,

/s/ Kathleen L. Werner
Kathleen L. Werner